Financial Assets and Liabilities - Schedule of Financial Asset at Amortized Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial assets amortized cost [Line Items]
Accounts receivables	$ 3,194	$ 1,009
Financial asset at amortized cost	44	4,839
Financial instruments credit-impaired [member]
Schedule of Financial assets amortized cost [Line Items]
Accounts receivable – Juve Stabia (former subsidiary)
Accounts receivables	44	4,839
Other receivables
Gross carrying amount [member]
Schedule of Financial assets amortized cost [Line Items]
Financial asset at amortized cost	3,238	5,848
Gross carrying amount [member] | Financial instruments credit-impaired [member]
Schedule of Financial assets amortized cost [Line Items]
Accounts receivable – Juve Stabia (former subsidiary)	3,114
Accounts receivables	124	5,848
Other receivables
Accumulated impairment [member]
Schedule of Financial assets amortized cost [Line Items]
Financial asset at amortized cost	3,194	1,009
Accumulated impairment [member] | Financial instruments credit-impaired [member]
Schedule of Financial assets amortized cost [Line Items]
Accounts receivable – Juve Stabia (former subsidiary)	3,114
Accounts receivables	80	1,009
Other receivables